The Company (Schedule Of Useful Lives) (Details)	12 Months Ended
Dec. 29, 2011
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life description	Lesser of lease term or asset life
Minimum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Minimum [Member] | Computer Hardware And Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Maximum [Member] | Computer Hardware And Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years